Fair Value Measurements (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Opening balance	$ 1,333	$ 3,088
Payment of contingent consideration	(946)	(2,109)
Increase in fair value of contingent consideration	139	1,587
Decrease in fair value of contingent consideration		(1,287)
Decrease in liability against other receivables		(118)
Amortization of interest and exchange rate	(22)	172
Closing balance	$ 504	$ 1,333